UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					    FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

				Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/08

				Date of reporting period:	12/31/08


						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2008

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF ARIZONA:
                  EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
                        "TAX-FREE TRUST OF ARIZONA"] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS (R)

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

               SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                           "PROPER ASSET ALLOCATION -
                           A STRATEGY FOR ALL SEASONS"

                                                                  February, 2009

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinant of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely,

                                 [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (16.7%)                                S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               Bullhead City Parkway Improvement District
$    850,000   6.100%, 01/01/11 .......................................        Baa2/NR      $      824,075
     815,000   6.100%, 01/01/12 .......................................        Baa2/NR             776,214
               Flagstaff Improvement District (Aspen Place Sawmill)
   2,500,000   5.000%, 01/01/32 .......................................         A1/NR            2,321,025
               Gila Co. Unified School District No. 10 (Payson)
   1,000,000   3.000%, 07/01/28 (coupon converts to 5.75%
                   on 7/01/10) ........................................         A2/NR              932,950
               Gilbert Improvement District No. 19
     335,000   5.200%, 01/01/23 .......................................         A3/A-              326,236
               Goodyear McDowell Road Commercial Corridor
                   Improvement District
   2,500,000   5.250%, 01/01/32 AMBAC Insured .........................         A3/A             2,100,100
               Graham Co. Unified School District No. 1 (Safford)
     185,000   5.000%, 07/01/10 FGIC Insured ..........................        Baa1/NR             185,120
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000   5.000%, 07/01/10 FSA Insured ...........................        Aa3/NR+             403,888
     400,000   4.750%, 07/01/12 FSA Insured ...........................        Aa3/NR+             418,800
               Greenlee Co. School District No. 18 (Morenci)
     150,000   5.000%, 07/01/11 .......................................        Baa3/NR             157,946
               Maricopa Co. Elementary School District No. 8
                   (Osborn)
     920,000   6.250%, 07/01/22 .......................................         NR/A               955,310
               Maricopa Co. Elementary School District No. 38
                   (Madison)
     730,000   5.000%, 07/01/22 MBIA Insured ..........................        Baa1/AA             744,980
               Maricopa Co. Elementary School District No. 68
                   (Alhambra)
   3,000,000   5.500%, 07/01/14 FSA Insured ...........................        Aa3/NR+           3,300,270
               Maricopa Co. High School District No. 210 (Phoenix
                   Union)
   2,245,000   5.000%, 07/01/23 FSA Insured (pre-refunded) ............        Aa3/AAA           2,570,682
               Maricopa Co. Unified School District No. 24
                   (Gila Bend)
     945,000   5.500%, 07/01/22 .......................................        NR/NR*              698,468

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                            S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               Maricopa Co. Unified School District No. 69
                   (Paradise Valley)
$  2,400,000   5.800%, 07/01/09 AMBAC Insured .........................         Aa3/A       $    2,450,976
   1,000,000   5.300%, 07/01/11 MBIA Insured ..........................        Aa3/AA            1,060,370
               Maricopa Co. Unified School District No. 89 (Dysart)
   2,185,000   5.500%, 07/01/22 FGIC Insured ..........................         NR/AA            2,243,689
   1,300,000   5.000%, 07/01/25 Syncora Guarantee Inc. Insured ........         A3/A-            1,271,439
   1,500,000   6.000%, 07/01/38 .......................................         NR/A+            1,544,790
               Maricopa Co. Unified School District No. 90
                   (Saddle Mountain)
   1,200,000   5.000%, 07/01/13 .......................................       Baa3/NR++          1,263,420
               Maricopa Co. Unified School District No. 95
                   (Queen Creek)
     500,000   5.000%, 07/01/27 FSA Insured ...........................        Aa3/NR              400,825
               Mohave Co. Unified School District No. 20
                   (Kingman)
   1,175,000   5.250%, 07/01/24 FSA Insured ...........................        Aa3/AAA           1,183,719
               Navajo Co. Unified School District No. 2
                   (Joseph City)
   1,250,000   5.000%, 07/01/18 .......................................        Baa2/NR           1,307,650
               Phoenix, Arizona
   1,000,000   6.250%, 07/01/16 .......................................        Aa1/AAA           1,211,240
   1,240,000   6.250%, 07/01/17 .......................................        Aa1/AAA           1,507,790
   1,000,000   5.375%, 07/01/20 .......................................        Aa1/AAA           1,068,140
   3,250,000   5.375%, 07/01/25 (pre-refunded) ........................        Aa1/AAA           3,452,735
               Pima Co. Unified School District No.1 (Tucson)
   1,500,000   5.000%, 07/01/27 FSA Insured ...........................        Aa3/AAA           1,483,935
               Pinal Co. Unified School District No. 1 (Florence)
   1,500,000   5.000%, 07/01/27 FGIC Insured ..........................        Baa3/AA           1,304,955
               Pinewood Sanitary District
     605,000   6.500%, 07/01/09 .......................................        NR/NR*              605,502
               Prescott Valley Sewer Collection Improvement
                   District
     168,000   7.900%, 01/01/12 .......................................        NR/BBB+             167,471

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                            S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               Queen Creek Improvement District No. 1
$  2,500,000   5.000%, 01/01/32 .......................................       Baa2/BBB-     $    1,298,325
               Scottsdale, Arizona
   3,140,000   5.000%, 07/01/19 .......................................        Aaa/AAA           3,269,305
               Show Low Improvement District No. 6
     950,000   6.000%, 01/01/18 ACA Insured ...........................        NR/NR*              779,931
               Tempe, Arizona
   1,015,000   5.400%, 07/01/11 .......................................        Aa1/AAA           1,096,748
               Tempe Improvement District (Pier Town Lake)
   1,500,000   5.000%, 01/01/29 .......................................        Aa3/NR            1,418,160
                                                                                            --------------
               Total General Obligation Bonds                                                   48,107,179
                                                                                            --------------
               REVENUE BONDS (82.8%)

               AIRPORT REVENUE BONDS (1.6%)
               Phoenix Civic Improvement Corp. Airport Revenue
                   Bonds
   1,000,000   5.250%, 07/01/18 AMT ...................................        Aa3/AA-             945,800
   1,000,000   5.250%, 07/01/19 AMT ...................................        Aa3/AA-             925,250
   2,200,000   5.250%, 07/01/27 AMT, FGIC Insured .....................        Aa3/AA-           1,777,512
               Tucson Airport Authority Revenue Bonds
   1,000,000   5.000%, 12/01/25 MBIA Insured AMT ......................         A2/A               800,700
                                                                                            --------------
               Total Airport Revenue Bonds ............................                          4,449,262
                                                                                            --------------
               BASIC SERVICE REVENUE BONDS (14.8%)
               Arizona School Facilities Board Revenue Bonds
   1,000,000   5.500%, 07/01/10 .......................................        Aaa/AAA           1,056,290
   1,000,000   5.750%, 07/01/18 AMBAC Insured (pre-refunded) ..........        Baa1/A            1,180,820
               Arizona Transportation Board Revenue Bonds
   1,000,000   6.250%, 07/01/16 (pre-refunded) ........................        Aa1/AAA           1,026,140
   2,000,000   5.000%, 07/01/22 .......................................        Aa1/AAA           2,064,780
   1,000,000   5.250%, 07/01/24 .......................................        Aa1/AAA           1,037,850
   1,000,000   5.000%, 07/01/28 .......................................        Aa1/AAA           1,007,510
   3,755,000   5.000%, 07/01/33 .......................................        Aa1/AAA           3,707,950
               Avondale Municipal Development Corp. Water
                   Utility Bonds
     700,000   5.200%, 07/01/13 MBIA Insured ..........................        Baa1/AA             700,357

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Buckeye Excise Tax Revenue Bonds
$    500,000   5.900%, 08/01/20 AMBAC Insured .........................        Baa1/A+      $      518,295
               Casa Grande Excise Tax Revenue Bonds
     440,000   5.200%, 04/01/17 MBIA Insured ..........................        Baa1/NR             442,873
   1,835,000   5.000%, 04/01/21 AMBAC Insured .........................        A3/NR++           1,848,304
               Chandler Street & Highway User Revenue Bonds
     985,000   5.400%, 07/01/13 MBIA Insured ..........................        Aa3/AA              985,680
               Glendale Western Loop 101 Public Facilities Excise
                   Tax Revenue Bonds
   1,000,000   6.250%, 07/01/38 .......................................         A2/AA            1,002,530
               Greater Arizona Development Authority Revenue
                   Bonds
   2,000,000   5.000%, 08/01/22 MBIA Insured ..........................         A3/AA            2,033,960
   2,000,000   5.000%, 08/01/28 .......................................        A1/AA-            1,844,180
   1,200,000   5.500%, 08/01/29 .......................................        A1/AA-            1,185,396
   1,250,000   5.250%, 08/01/33 .......................................         NR/A+            1,120,950
               Mesa Utility System
   1,000,000   6.500%, 07/01/09 FGIC Insured ..........................         A1/AA            1,022,790
               Phoenix Civic Improvement Corp. Wastewater
                   Revenue Bonds
   1,500,000   5.500%, 07/01/24 FGIC Insured ..........................        Aa3/AAA           1,613,805
               Phoenix Street & Highway User Revenue Bonds
     500,000   6.250%, 07/01/11 .......................................         A1/AA              500,385
     305,000   6.250%, 07/01/11 MBIA Insured ..........................        A1/AAA              305,235
   2,925,000   zero coupon, 07/01/13 FGIC Insured .....................         A1/AA            2,526,674
               Puerto Rico Highway & Transportation Revenue
                   Bonds
   2,000,000   5.500%, 07/01/19 FSA Insured ...........................        Aa3/AAA           1,932,840
               Rio Nuevo Facilities District (Tucson) Excise Tax
                   Revenue Bonds
   1,500,000   6.500%, 07/15/24 .......................................        Aa2/AAA           1,513,725
               Scottsdale Municipal Property Corp. Water &
                   Sewer Project
   2,000,000   5.000%, 07/01/28 .......................................        Aa1/AAA           1,987,680

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Scottsdale Preserve Authority Excise Tax Revenue
                   Bonds
$  1,185,000   5.250%, 07/01/18 .......................................        Aa2/AA       $    1,232,530
   1,255,000   5.250%, 07/01/19 .......................................        Aa2/AA            1,297,469
               Tempe Excise Tax Revenue Bonds
   2,000,000   5.250%, 07/01/19 (pre-refunded) ........................        Aa2/AAA           2,278,480
   1,000,000   5.000%, 07/01/33 .......................................        Aa3/AAA             965,760
               Tucson Water System Revenue Bonds
   2,200,000   5.500%, 07/01/18 FGIC Insured ..........................        Aa3/AA            2,340,998
               Yuma Municipal Property Corp. Utility System
                   Revenue Bonds
     500,000   5.000%, 07/01/22 Syncora Guarantee Inc. Insured ........         A3/A               491,340
                                                                                            --------------
               Total Basic Service Revenue Bonds ......................                         42,773,576
                                                                                            --------------
               HOSPITAL REVENUE BONDS (20.8%)
               Arizona Health Facilities Authority (Banner Health)
     500,000   5.000%, 01/01/25 .......................................        NR/AA-              418,905
   2,500,000   5.375%, 01/01/32 .......................................        NR/AA-            2,094,375
     500,000   5.000%, 01/01/35 .......................................        NR/AA-              389,075
               Arizona Health Facilities Authority (Blood Systems)
     500,000   4.750%, 04/01/25 .......................................         NR/A-              419,940
               Arizona Health Facilities (Northern Arizona
                   Healthcare System)
   1,000,000   5.250%, 10/01/16 MBIA Insured ..........................        Baa1/AA           1,000,000
               Arizona Health Facilities (Phoenix Children's
                   Hospital)
   1,000,000   5.375%, 02/15/18 (pre-refunded) ........................        Baa3/NR           1,105,480
   1,465,000   6.250%, 11/15/29 (pre-refunded) ........................        Baa3/NR           1,527,966
               Arizona Health Facilities (Samaritan Health)
   2,325,000   5.625%, 12/01/15 MBIA Insured ETM ......................        Baa1/AA           2,574,914
               Arizona Health Facilities Authority Hospital System
                   (John C. Lincoln Hospital)
   1,330,000   5.750%, 12/01/32 (pre-refunded) ........................        NR/BBB            1,504,469

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Flagstaff Industrial Development Authority (Northern
                   Arizona Senior Living Center)
$  1,985,000   5.600%, 07/01/25 .......................................        NR/NR*       $    1,291,044
               Glendale Industrial Development Authority (John C.
                   Lincoln Hospital)
   1,000,000   5.250%, 12/01/22 .......................................        NR/BBB              687,480
   2,500,000   5.000%, 12/01/35 .......................................        NR/BBB            1,399,475
   2,000,000   5.000%, 12/01/42 .......................................        NR/BBB            1,074,400
               Maricopa Co. Hospital Revenue (Sun Health)
     500,000   5.000%, 04/01/16 (pre-refunded) ........................       Baa1/BBB             566,495
   3,345,000   5.000%, 04/01/17 (pre-refunded) ........................       Baa1/BBB           3,789,852
   1,500,000   5.000%, 04/01/25 (pre-refunded) ........................       Baa1/BBB           1,546,950
   2,500,000   5.000%, 04/01/35 (pre-refunded) ........................       Baa1/BBB           2,586,275
               Maricopa Co. Industrial Development Authority
                   (Catholic Healthcare West-St. Joseph's Hospital)
   1,770,000   5.000%, 07/01/21 .......................................         A2/A             1,518,359
   2,300,000   5.375%, 07/01/23 .......................................         A2/A             1,978,138
   5,500,000   5.250%, 07/01/32 .......................................         A2/A             4,254,745
               Mesa Industrial Development Authority (Discovery
                   Health)
   4,100,000   5.750%, 01/01/25 MBIA Insured (pre-refunded) ...........        Baa1/AA           4,321,605
               Phoenix Industrial Development Authority (John C.
                   Lincoln Hospital)
   1,270,000   5.500%, 12/01/13 FSA Insured ...........................        Aa3/AAA           1,274,242
               Scottsdale Industrial Development Authority
                   (Scottsdale Healthcare System)
   1,405,000   5.500%, 09/01/12 AMBAC Insured ETM .....................        Baa1/A            1,499,051
   4,500,000   5.250%, 09/01/30 .......................................         A3/NR            3,544,245
   9,600,000   5.800%, 12/01/31 (pre-refunded) ........................         A3/NR           10,676,736
               University Medical Center Hospital Revenue Bonds
   3,050,000   5.000%, 07/01/35 .......................................       Baa1/BBB+          1,989,637
               Yavapai Co. Industrial Development Authority
                   (Yavapai Regional Medical Center)
   1,130,000   5.125%, 12/01/13 FSA Insured ...........................        Aa3/AAA           1,137,729

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               HOSPITAL REVENUE BONDS (CONTINUED)
$  1,250,000   5.625%, 08/01/37 .......................................       Baa2/BBB+     $      771,088
               Yuma Co. Industrial Development Authority (Yuma
                   Regional Medical Center)
   1,320,000   5.500%, 08/01/18 FSA Insured (pre-refunded) ............        Aa3/AAA           1,444,529
   1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) ............        Aa3/AAA           1,641,510
                                                                                            --------------
               Total Hospital Revenue Bonds                                                     60,028,709
                                                                                            --------------
               LEASE REVENUE BONDS (15.5%)
               Arizona Game & Fish Administration Building Project
   1,385,000   5.000%, 07/01/32 .......................................         A3/NR            1,191,792
               Arizona Municipal Finance Program No. 20
     860,000   7.700%, 08/01/10 MBIA Insured ETM ......................        Aaa/AA              919,400
               Arizona School Facilities Board Certificates of
                   Participation Lease Revenue Bonds
   3,000,000   5.500%, 09/01/23 .......................................        A1/AA-            3,028,860
               Arizona State University Certificates of Participation
                   Lease Revenue Bonds
   2,000,000   5.375%, 07/01/19 MBIA Insured (pre-refunded) ...........        A1/AA-            2,232,640
               Cave Creek Certificates of Participation Lease
                   Revenue Bonds
     365,000   5.750%, 07/01/19 .......................................        NR/BBB+             368,263
               Cottonwood Municipal Property Corp. Lease
                   Revenue Bonds
   1,500,000   5.000%, 07/01/29 Syncora Guarantee Inc. Insured ........       Baa3/BBB             979,815
               Downtown Phoenix Hotel Corp. Lease Revenue
                   Bonds
   4,760,000   5.250%, 07/01/26 FGIC Insured ..........................        Baa3/NR           3,375,316
               Gilbert Public Facilities Municipal Property Corp.
                   Lease Revenue Bonds
   1,000,000   4.900%, 07/01/21 AMBAC Insured .........................        Aa3/AA            1,013,090
               Gilbert Water Resource Municipal Property Corp.
                   Lease Revenue Bonds
     425,000   5.000%, 04/01/17 .......................................       NR/NR+++             425,319
   2,000,000   4.900%, 04/01/19 .......................................       NR/NR+++           1,965,120
   2,000,000   5.000%, 10/01/29 MBIA Insured ..........................        Baa1/AA           1,830,280

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               LEASE REVENUE BONDS (CONTINUED)
               Goodyear Public Improvement Corp. Lease Revenue
$  1,000,000   6.000%, 07/01/31 .......................................        A2/AA-       $    1,001,420
               Green Valley Municipal Property Corp. Lease
                   Revenue Bonds
   1,250,000   5.250%, 07/01/33 .......................................         NR/A+            1,107,112
               Marana Municipal Property Corp. Lease Revenue
   1,505,000   5.125%, 07/01/28 .......................................         NR/AA            1,407,476
               Mohave County Industrial Development Authority
                      Correctional Facilities Lease Revenue
   1,000,000   8.000%, 05/01/25 .......................................        NR/BBB+             906,420
               Navajo Co. Municipal Property Corp. Lease Revenue
                   Bonds
   1,000,000   6.250%, 07/01/20 ACA Insured ...........................        NR/NR*              850,050
               Nogales Municipal Development Authority
   1,000,000   5.000%, 06/01/27 AMBAC Insured .........................        Baa1/A              870,150
               Phoenix Civic Improvement Corp. (Civic Plaza)
   1,000,000   zero coupon, 07/01/23 FGIC Insured (coupon .............         A1/AA              794,360
                   converts to 5.50% on 7/01/13)
               Phoenix Industrial Development Authority (Capital
                   Mall Project)
   1,630,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) ..........        A1/AA-            1,726,610
   2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) ..........        A1/AA-            2,122,700
               Pinal Co. Certificates of Participation Lease Revenue
                   Bonds
   2,000,000   5.125%, 06/01/21 AMBAC Insured .........................        Baa1/A            1,920,660
   3,230,000   5.250%, 12/01/21 .......................................         NR/A             3,194,082
   1,250,000   5.000%, 12/01/29 .......................................         NR/A             1,078,088
               Pinal Co. Correctional Facilities
   1,470,000   5.250%, 10/01/21 ACA Insured ...........................        NR/BBB            1,142,690
               Pinetop Fire District Certificates of Participation Lease
                   Revenue Bonds
   1,000,000   7.500%, 12/15/23 .......................................        Baa2/NR           1,008,660

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               LEASE REVENUE BONDS (CONTINUED)
               Scottsdale Municipal Property Corp. Excise Tax
                   Revenue Bonds
$  3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon ............        Aa1/AAA      $    2,379,690
                   converts to 4.50% on 7/01/13)
               Sierra Vista Municipal Property Corp. Lease
                   Revenue Bonds
   1,465,000   5.000%, 01/01/18 AMBAC Insured .........................         A3/AA            1,466,553
   1,225,000   5.000%, 01/01/18 AMBAC Insured .........................         A3/AA            1,229,655
     700,000   5.125%, 01/01/21 AMBAC Insured .........................         A3/AA              701,939
               Surprise Municipal Property Corp. Lease Revenue
                   Bonds
   2,000,000   4.900%, 04/01/32 .......................................       NR/NR+++           1,480,780
               University of Arizona Certificates of Participation
                   Lease Revenue Bonds
     500,000   5.125%, 06/01/22 AMBAC Insured (pre-refunded) ..........        Aaa/AAA             550,105
               Willcox Municipal Property Corp.
     295,000   4.625%, 07/01/21 .......................................         NR/A-              293,752
                                                                                            --------------
               Total Lease Revenue Bonds ..............................                         44,562,847
                                                                                            --------------
               MORTGAGE REVENUE BONDS (9.0%)
               Agua Fria Ranch Community Facilities District
     600,000   5.800%, 07/15/30** .....................................        NR/NR*              383,664
               Arizona Capital Facilities Finance Corp. Arizona
                   State Student Housing
   1,000,000   6.125%, 09/01/20 .......................................        Baa3/NR             792,120
               DC Ranch Community Facilities District
     500,000   5.000%, 07/15/27 AMBAC Insured .........................        Baa1/NR             400,740
               Maricopa Co. Industrial Development Authority
                   Multi-Family Mortgage Revenue Bonds
                   (National Health Project)
   1,300,000   5.500%, 01/01/18 FSA Insured ETM .......................        Aa3/AAA           1,475,591
               Maricopa Co. Industrial Development Authority
                   Single Family Mortgage Revenue Bonds
   6,620,000   zero coupon, 02/01/16 ETM ..............................        Aaa/AAA           5,278,126
   3,565,000   zero coupon, 12/31/16 ETM ..............................        Aaa/AAA           2,727,795
   1,374,818   5.650%, 07/01/39 AMT GNMA Insured ......................        Aaa/NR            1,127,213

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Phoenix Industrial Development Authority Single
                   Family Mortgage Revenue
$    370,000   5.300%, 04/01/20 AMT GNMA Insured ......................        NR/AAA       $      368,272
     115,000   5.350%, 06/01/20 AMT GNMA Insured ......................        NR/AAA              103,436
               Phoenix & Pima Co. Industrial Development
                   Authority Single Family Mortgage
   1,845,000   5.800%, 12/01/39 AMT GNMA Insured ......................        Aaa/NR            1,589,375
               Phoenix/Pima/ Maricopa Co. Industrial Development
                   Authority Single Family Mortgage Revenue
     735,426   5.500%, 12/01/38 AMT GNMA Insured ......................        Aaa/NR              667,384
               Pima Co. Industrial Development Authority Single
                   Family Mortgage Revenue
     130,000   6.500%, 02/01/17 .......................................         A2/NR              121,139
      15,000   6.100%, 05/01/31 AMT GNMA Insured ......................        NR/AAA               15,035
               Scottsdale Waterfront Community Facilities District
     265,000   6.000%, 07/15/27 .......................................        NR/NR*              169,550
     620,000   6.050%, 07/15/32 .......................................        NR/NR*              377,995
               South Campus Project Arizona State University
                   Student Housing
   1,205,000   5.625%, 09/01/28 MBIA Insured ..........................        Baa1/AA           1,154,486
               Southern Arizona Capital Facilities Finance Corp.
                      University of Arizona Student Housing
   1,500,000   5.100%, 09/01/33 MBIA Insured (pre-refunded) ...........        Baa1/AA           1,665,765
               Sundance Community Facilities District
   1,145,000   5.125%, 07/15/30 .......................................       Baa3/BBB-            678,676
               Tucson & Pima Co. Single Family Mortgage Revenue
                   Bonds
   4,920,000   zero coupon, 12/01/14 ETM ..............................        Aaa/AAA           4,167,978
               Yuma Industrial Development Authority Multi-Family
                      Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000   6.100%, 09/20/34 AMT GNMA Insured ......................        NR/AAA            2,655,930
                                                                                            --------------
               Total Mortgage Revenue Bonds                                                     25,920,270
                                                                                            --------------

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               UNIVERSITY REVENUE BONDS (7.7%)
               Arizona Board of Regents-Northern Arizona
                   University System Revenue Bonds
$  1,000,000   5.000%, 06/01/32 AMBAC Insured .........................         A2/A+       $      879,070
   1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded) ...........         A2/A+            1,398,660
   2,500,000   5.000%, 06/01/38 .......................................         A2/A+            2,193,650
               Arizona Board of Regents-University of Arizona
                   System Revenue Bonds
   1,000,000   5.500%, 06/01/16 FGIC Insured (pre-refunded) ...........        NR/NR*            1,041,260
   2,385,000   5.000%, 06/01/21 FGIC Insured ..........................        Aa3/AA            2,428,240
     750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) ...........        NR/NR*              782,963
   1,000,000   5.000%, 06/01/33 .......................................        Aa3/AA              952,570
               Arizona Student Loan Revenue
   1,000,000   5.875%, 05/01/18 AMT ...................................        Aaa/NR            1,000,800
   1,000,000   5.900%, 05/01/19 AMT ...................................        Aaa/NR              996,090
   1,000,000   6.150%, 05/01/29 AMT ...................................         A2/NR              868,810
               Cochise Co. Community College District Revenue
                   Bonds
   1,740,000   5.125%, 07/01/26 Assured Guaranty Insured ..............        Aa2/NR            1,756,252
   1,825,000   5.125%, 07/01/28 Assured Guaranty Insured ..............        Aa2/NR            1,814,981
               Glendale Industrial Development Authority
                   (Midwestern University)
     550,000   5.250%, 05/15/13 .......................................         NR/A-              587,878
   1,010,000   5.250%, 05/15/14 .......................................         NR/A-            1,081,861
     500,000   5.750%, 05/15/21 (pre-refunded) ........................        NR/AAA              552,765
   1,000,000   5.875%, 05/15/31 (pre-refunded) ........................        NR/AAA            1,108,410
               Mohave Co. Community College District Revenue
                   Bonds
     470,000   4.850%, 03/01/15 AMBAC Insured .........................        Baa1/A              478,531
               Yavapai Co. Community College District Revenue
                   Bonds
     415,000   6.000%, 07/01/12 .......................................         NR/A-              421,163
               Yuma & La Paz Co.  Community College District
   2,000,000   5.000%, 07/01/28 MBIA Insured ..........................         A2/AA            1,872,600
                                                                                            --------------
               Total University Revenue Bonds                                                   22,216,554
                                                                                            --------------

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               UTILITY REVENUE BONDS (13.4%)
               Arizona Power Authority (Hoover Dam Project)
                   Revenue Bonds
$  1,500,000   5.250%, 10/01/15 .......................................        Aa2/AA       $    1,672,425
   3,500,000   5.250%, 10/01/16 .......................................        Aa2/AA            3,901,730
   1,220,000   5.250%, 10/01/17 .......................................        Aa2/AA            1,353,261
               Arizona Wastewater Management Authority
                   Revenue Bonds
   1,940,000   5.600%, 07/01/12 AMBAC Insured .........................        Baa1/A            1,941,164
               Arizona Water Infrastructure Finance Authority
                   Revenue Bonds
   1,465,000   5.750%, 10/01/11 .......................................        Aaa/NR+           1,520,992
   2,500,000   5.375%, 10/01/16 (pre-refunded) ........................        Aaa/NR+           2,742,425
   2,000,000   5.500%, 10/01/17 .......................................        Aaa/NR+           2,053,220
     650,000   5.000%, 10/01/22 .......................................        Aaa/AAA             668,876
   1,000,000   5.000%, 10/01/28 .......................................        Aaa/AAA           1,007,590
               Central Arizona Water Conservation District
                   Revenue Bonds
   2,600,000   5.500%, 11/01/09 .......................................        Aa2/AA-           2,692,144
   2,250,000   5.500%, 11/01/10 .......................................        Aa2/AA-           2,385,382
               Pima Co. Industrial Development Authority (Tucson
                   Electric), Revenue Bonds
     315,000   7.250%, 07/15/10 FSA Insured ...........................        Aa3/AAA             315,410
               Pinal Co. Electrical District No. 4
     500,000   6.000%, 12/01/38 .......................................        NR/BBB-             407,950
               Salt River Project Agricultural Improvement and
                   Power Revenue Bonds
   1,000,000   5.250%, 01/01/13 .......................................        Aa1/AA            1,082,810
   1,000,000   5.250%, 01/01/15 .......................................        Aa1/AA            1,071,470
   2,000,000   5.250%, 01/01/18 .......................................        Aa1/AA            2,107,700
   5,000,000   5.250%, 01/01/19 .......................................        Aa1/AA            5,234,500
   1,350,000   5.000%, 01/01/25 .......................................        Aa1/AA            1,352,889
   2,350,000   5.000%, 01/01/37 .......................................        Aa1/AA            2,221,573
   1,000,000   5.000%, 01/01/38 .......................................        Aa1/AA              943,120

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P               VALUE
------------   --------------------------------------------------------      --------       --------------
               UTILITY REVENUE BONDS (CONTINUED)
               Salt Verde Finance Corp. Gas Revenue
$  3,000,000   5.250%, 12/01/28 .......................................         A2/A        $    2,072,940
                                                                                            --------------
               Total Utility Revenue Bonds ............................                         38,749,571
                                                                                            --------------
               Total Revenue Bonds ....................................                        238,700,789
                                                                                            --------------
               Total Investments (cost $296,922,338 - note 4) .........         99.5%          286,807,968
               Other assets less liabilities ..........................          0.5             1,585,055
                                                                               -----        --------------
               Net Assets .............................................        100.0%       $  288,393,023
                                                                               =====        ==============

                                                                PERCENT
      PORTFOLIO DISTRIBUTION BY QUALITY RATING              OF PORTFOLIO(1)
      ----------------------------------------              ---------------
      Aaa of Moody's or AAA of S&P or Fitch ...........           18.0%
      Pre-refunded bonds(2) ...........................           26.4
      Aa of Moody's or AA of S&P or Fitch .............           28.2
      A of Moody's or S&P or Fitch ....................           16.1
      Baa of Moody's or BBB of S&P or Fitch ...........            9.5
      Not rated* ......................................            1.8
                                                                 -----
                                                                 100.0%
                                                                 =====

      1 Where applicable, calculated using the highest rating of the three rating services.
      2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.
      * Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
      ** Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.1% of net assets.

      FITCH RATINGS
      -------------
      +     AAA
      ++    A
      +++   BBB

                             PORTFOLIO ABBREVIATIONS
                             -----------------------

ACA - American Capital Assurance         FSA - Financial Security Assurance
      Financial Guaranty Corp.           GNMA - Government National Mortgage
AMBAC - American Municipal Bond                 Association
        Assurance Corp.                  MBIA - Municipal Bond Investors
AMT - Alternative Minimum Tax                   Assurance
ETM - Escrowed to Maturity               NR - Not Rated
FGIC - Financial Guaranty Insurance Co.


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2008 (UNAUDITED)

ASSETS
  Investments at value (cost $296,922,338) .................................................    $  286,807,968
  Interest receivable ......................................................................         5,291,594
  Receivable for investment securities sold ................................................           464,019
  Receivable for Trust shares sold .........................................................           262,822
  Other assets .............................................................................             8,657
                                                                                                --------------
  Total assets .............................................................................       292,835,060
                                                                                                --------------
LIABILITIES
  Cash overdraft ...........................................................................         1,252,101
  Payable for investment securities purchased ..............................................         1,645,040
  Dividends payable ........................................................................         1,279,964
  Management fee payable ...................................................................            96,389
  Distribution and service fees payable ....................................................            38,955
  Payable for Trust shares redeemed ........................................................            36,803
  Accrued expenses .........................................................................            92,785
                                                                                                --------------
  Total liabilities ........................................................................         4,442,037
                                                                                                --------------
NET ASSETS .................................................................................    $  288,393,023
                                                                                                ==============
  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ......    $      296,929
  Additional paid-in capital ...............................................................       298,915,061
  Net unrealized depreciation on investments (note 4) ......................................       (10,114,370)
  Accumulated net realized loss on investments .............................................        (1,032,045)
  Undistributed net investment income ......................................................           327,448
                                                                                                --------------
                                                                                                $  288,393,023
                                                                                                ==============
CLASS A
  Net Assets ...............................................................................    $  276,032,884
                                                                                                ==============
  Capital shares outstanding ...............................................................        28,421,706
                                                                                                ==============
  Net asset value and redemption price per share ...........................................    $         9.71
                                                                                                ==============
  Maximum offering price per share (100/96 of $9.71 adjusted to nearest cent) ..............    $        10.11
                                                                                                ==============
CLASS C
  Net Assets ...............................................................................    $    5,290,355
                                                                                                ==============
  Capital shares outstanding ...............................................................           544,756
                                                                                                ==============
  Net asset value and offering price per share .............................................    $         9.71
                                                                                                ==============
  Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) .............................................    $         9.71*
                                                                                                ==============
CLASS Y
  Net Assets ...............................................................................    $    7,069,784
                                                                                                ==============
  Capital shares outstanding ...............................................................           726,441
                                                                                                ==============
  Net asset value, offering and redemption price per share .................................    $         9.73
                                                                                                ==============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
  Interest income ................................................                      $  7,680,066

EXPENSES:
  Management fee (note 3) ........................................    $    608,744
  Distribution and service fees (note 3) .........................         247,812
  Transfer and shareholder servicing agent fees ..................         119,721
  Trustees' fees and expenses (note 8) ...........................          68,329
  Legal fees (note 3) ............................................          38,822
  Shareholders' reports and proxy statements .....................          24,584
  Registration fees and dues .....................................          20,374
  Custodian fees (note 6) ........................................          20,073
  Auditing and tax fees ..........................................           9,821
  Insurance ......................................................           6,830
  Chief compliance officer (note 3) ..............................           2,024
  Miscellaneous ..................................................          19,311
                                                                      ------------
  Total expenses .................................................       1,186,445

  Expenses paid indirectly (note 6) ..............................         (25,953)
                                                                      ------------
  Net expenses ...................................................                         1,160,492
                                                                                        ------------
  Net investment income ..........................................                         6,519,574

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ..........        (831,595)
  Change in unrealized appreciation on investments ...............     (13,979,674)
                                                                      ------------
  Net realized and unrealized gain (loss) on investments .........                       (14,811,269)
                                                                                        ------------
  Net change in net assets resulting from operations .............                      $ (8,291,695)
                                                                                        ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                    DECEMBER 31, 2008     YEAR ENDED
                                                                       (UNAUDITED)       JUNE 30, 2008
                                                                    -----------------    -------------
OPERATIONS:
  Net investment income .........................................    $   6,519,574       $  13,178,986
  Net realized gain (loss) from securities transactions .........         (831,595)               (304)
  Change in unrealized appreciation on investments ..............      (13,979,674)         (5,250,637)
                                                                     -------------       -------------
    Change in net assets resulting from operations ..............       (8,291,695)          7,928,045
                                                                     -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
  Class A Shares:
  Net investment income .........................................       (6,237,335)        (12,737,638)
  Net realized gain on investments ..............................                -          (1,228,524)

  Class C Shares:
  Net investment income .........................................         (101,618)           (202,992)
  Net realized gain on investments ..............................                -             (23,338)

  Class Y Shares:
  Net investment income .........................................         (168,247)           (214,114)
  Net realized gain on investments ..............................                -             (21,730)
                                                                     -------------       -------------
    Change in net assets from distributions .....................       (6,507,200)        (14,428,336)
                                                                     -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold .....................................       10,714,168          26,108,642
  Reinvested dividends and distributions ........................        3,022,424           8,355,009
  Cost of shares redeemed .......................................      (24,985,890)        (41,420,653)
                                                                     -------------       -------------
    Change in net assets from capital share transactions ........      (11,249,298)         (6,957,002)
                                                                     -------------       -------------
    Change in net assets ........................................      (26,048,193)        (13,457,293)

NET ASSETS:
  Beginning of period ...........................................      314,441,216         327,898,509
                                                                     -------------       -------------
  End of period* ................................................    $ 288,393,023       $ 314,441,216
                                                                     =============       =============

  * Includes undistributed net investment income of: ............    $     327,448       $     315,074
                                                                     =============       =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

      Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accoutring Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

       VALUATION INPUTS                                INVESTMENTS IN SECURITIES
       ----------------                                -------------------------
       Level 1 - Quoted Prices ........................    $              --
       Level 2 - Other Significant Observable Inputs ..          286,807,968
       Level 3 - Significant Unobservable Inputs ......                   --
                                                           -----------------
       Total ..........................................    $     286,807,968
                                                           =================

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes. FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on December 31, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Trust's financial statements.

e) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) ACCOUNTING PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and it's impact, if any, on the Trust's financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2008, distribution fees on Class A Shares amounted to $218,142, of which the Distributor retained $12,302.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2008 amounted to $22,252. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2008, amounted to $7,418. The total of these payments with respect to Class C Shares amounted to $29,670, of which the Distributor retained $5,354.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of intermediaries having offices within Arizona, with the bulk of sales commissions inuring to such intermediaries. For the six months ended December 31, 2008, total commissions on sales of Class A Shares amounted to $173,129, of which the Distributor received $34,497.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2008, the Trust incurred $38,509 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2008, purchases of securities and proceeds from the sales of securities aggregated $34,689,332 and $53,310,611, respectively.

      At December 31, 2008, the aggregate tax cost for all securities was $296,681,001. At December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,332,212 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $20,205,245 for a net unrealized depreciation of $9,873,033.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2008, the Trust had 0.7% of its net assets invested in one such municipal issue.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                              SIX MONTHS ENDED
                                              DECEMBER 31, 2008                    YEAR ENDED
                                                 (UNAUDITED)                     JUNE 30, 2008
                                         ---------------------------       ---------------------------
                                           SHARES           AMOUNT           SHARES           AMOUNT
                                         ----------     ------------       ----------     ------------
CLASS A SHARES:
  Proceeds from shares sold .......         848,680     $  8,458,375        1,845,320     $ 19,151,082
  Reinvested distributions ........         293,687        2,919,601          782,579        8,107,378
  Cost of shares redeemed .........      (2,250,886)     (22,079,549)      (3,728,768)     (38,679,698)
                                         ----------     ------------       ----------     ------------
  Net change ......................      (1,108,519)     (10,701,573)      (1,100,869)     (11,421,238)
                                         ----------     ------------       ----------     ------------
CLASS C SHARES:
  Proceeds from shares sold .......         141,366        1,424,068          178,855        1,845,517
  Reinvested distributions ........           4,695           46,725           12,652          131,062
  Cost of shares redeemed .........        (209,497)      (2,059,221)        (215,493)      (2,234,067)
                                         ----------     ------------       ----------     ------------
  Net change ......................         (63,436)        (588,428)         (23,986)        (257,488)
                                         ----------     ------------       ----------     ------------
CLASS Y SHARES:
  Proceeds from shares sold .......          83,113          831,725          491,535        5,112,043
  Reinvested distributions ........           5,657           56,098           11,247          116,569
  Cost of shares redeemed .........         (87,849)        (847,120)         (48,438)        (506,888)
                                         ----------     ------------       ----------     ------------
  Net change ......................             921           40,703          454,344        4,721,724
                                         ----------     ------------       ----------     ------------
Total transactions in Trust
  shares ..........................      (1,171,034)    $(11,249,298)        (670,511)    $ (6,957,002)
                                         ==========     ============       ==========     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2008 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2008 was $52,175, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance.

Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and Outreach Meetings of Shareholders. For the six months ended December 31, 2008, such meeting-related expenses amounted to $16,154.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2008 the Trust decreased accumulated net realized loss on investments by $52,058 and decreased additional paid-in capital by $52,058 due to book tax differences. As of June 30, 2008 there were post-October capital loss deferrals of $200,450 which will be recognized in the following year.

      The tax character of distributions:

                                                  YEAR ENDED JUNE 30,
                                                 2008             2007
                                           --------------   -------------
      Net tax-exempt income                $   13,145,835   $  14,146,196
      Ordinary income                               8,909              71
      Long-term capital gain                    1,273,592       1,706,258
                                           --------------   -------------
                                           $   14,428,336   $  15,852,525
                                           ==============   =============

      As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income      $      278,421
      Unrealized appreciation                   4,166,681
      Other temporary differences                (465,174)
                                           --------------
                                           $    3,979,928
                                           ==============

      At June 30, 2008, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

11. RECENT DEVELOPMENT

      Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                                                    Class A
                                                               Six Months    -----------------------------------------------------
                                                                 Ended                         Year Ended June 30,
                                                                12/31/08     -----------------------------------------------------
                                                              (unaudited)      2008        2007       2006       2005        2004
                                                              -----------    --------    --------   --------   --------   --------
Net asset value, beginning of period ......................... $  10.19      $  10.40    $  10.45   $  10.92   $  10.64   $  11.08
                                                               --------      --------    --------   --------   --------   --------
Income from investment operations:
  Net investment income ......................................     0.21++        0.43++      0.43+      0.42+      0.43+      0.44+
  Net gain (loss) on securities (both realized and unrealized)    (0.48)        (0.17)          -      (0.40)      0.28      (0.44)
                                                               --------      --------    --------   --------   --------   --------
  Total from investment operations ...........................    (0.27)         0.26        0.43       0.02       0.71       0.00
                                                               --------      --------    --------   --------   --------   --------
Less distributions (note 10):
  Dividends from net investment income .......................    (0.21)        (0.43)      (0.43)     (0.42)     (0.43)     (0.44)
  Distributions from capital gains ...........................        -         (0.04)      (0.05)     (0.07)        -*          -
                                                               --------      --------    --------   --------   --------   --------
  Total distributions ........................................    (0.21)        (0.47)      (0.48)     (0.49)     (0.43)     (0.44)
                                                               --------      --------    --------   --------   --------   --------
Net asset value, end of period ............................... $   9.71      $  10.19    $  10.40   $  10.45   $  10.92   $  10.64
                                                               ========      ========    ========   ========   ========   ========
Total return (not reflecting sales charge) ...................    (2.63)%**      2.52%       4.11%      0.22%      6.79%     (0.04)%
Ratios/supplemental data
  Net assets, end of period (in thousands) ................... $276,033      $300,839    $318,499   $354,538   $396,840   $413,915
  Ratio of expenses to average net assets ....................     0.77%***      0.75%       0.75%      0.76%      0.74%      0.70%
  Ratio of net investment income to average net assets .......     4.27%***      4.13%       4.00%      3.96%      3.95%      4.03%
  Portfolio turnover rate ....................................    11.55%**      17.72%      13.63%     19.34%     19.54%     15.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....................     0.75%***      0.74%       0.74%      0.75%      0.73%      0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                                            Class C
                                                        Six Months    ----------------------------------------------------
                                                          Ended                       Year Ended June 30,
                                                         12/31/08     ---------------------------------------------------
                                                       (unaudited)      2008       2007       2006       2005      2004
                                                       -----------    -------    -------    -------    -------    -------
Net asset value, beginning of period ................    $ 10.19      $ 10.40    $ 10.45    $ 10.92    $ 10.64    $ 11.08
                                                         -------      -------    -------    -------    -------    -------
Income from investment operations
  Net investment income .............................       0.17++       0.34++     0.34+      0.33+      0.34+      0.34+
  Net gain (loss) on securities (both realized
    and unrealized) .................................      (0.48)       (0.17)         -      (0.40)      0.28      (0.44)
                                                         -------      -------    -------    -------    -------    -------
  Total from investment operations ..................      (0.31)        0.17       0.34      (0.07)      0.62      (0.10)
                                                         -------      -------    -------    -------    -------    -------
Less distributions (note 10):
  Dividends from net investment income ..............      (0.17)       (0.34)     (0.34)     (0.33)     (0.34)     (0.34)
  Distributions from capital gains ..................          -        (0.04)     (0.05)     (0.07)        -*          -
                                                         -------      -------    -------    -------    -------    -------
  Total distributions ...............................      (0.17)       (0.38)     (0.39)     (0.40)     (0.34)     (0.34)
                                                         -------      -------    -------    -------    -------    -------
Net asset value, end of period ......................    $  9.71      $ 10.19    $ 10.40    $ 10.45    $ 10.92    $ 10.64
                                                         =======      =======    =======    =======    =======    =======
Total return (not reflecting sales charge) ..........      (3.05)%**     1.65%      3.23%     (0.63)%     5.89%     (0.89)%
Ratios/supplemental data
  Net assets, end of period (in thousands) ..........    $ 5,290      $ 6,196    $ 6,573    $ 6,846    $10,441    $11,325
  Ratio of expenses to average net assets ...........       1.61%***     1.60%      1.60%      1.61%      1.59%      1.55%
  Ratio of net investment income to average
    net assets ......................................       3.41%***     3.27%      3.15%      3.11%      3.10%      3.17%
  Portfolio turnover rate ...........................      11.55%**     17.72%     13.63%     19.34%     19.54%     15.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...........       1.60%***     1.59%      1.59%      1.61%      1.58%      1.55%

                                                                                             Class Y
                                                       Six Months      ----------------------------------------------------
                                                         Ended                         Year Ended June 30,
                                                        12/31/08       ----------------------------------------------------
                                                       (unaudited)      2008        2007       2006       2005       2004
                                                       -----------     -------     -------    -------    -------    -------
Net asset value, beginning of period ................    $ 10.21       $ 10.42     $ 10.48    $ 10.95    $ 10.67    $ 11.11
                                                         -------       -------     -------    -------    -------    -------
Income from investment operations
  Net investment income .............................       0.22++        0.44++      0.44+      0.44+      0.45+      0.45+
  Net gain (loss) on securities (both realized
    and unrealized) .................................      (0.48)        (0.17)      (0.01)     (0.40)      0.28      (0.44)
                                                         -------       -------     -------    -------    -------    -------
  Total from investment operations ..................      (0.26)         0.27        0.43       0.04       0.73       0.01
                                                         -------       -------     -------    -------    -------    -------
Less distributions (note 10):
  Dividends from net investment income ..............      (0.22)        (0.44)      (0.44)     (0.44)     (0.45)     (0.45)
  Distributions from capital gains ..................          -         (0.04)      (0.05)     (0.07)        -*          -
                                                         -------       -------     -------    -------    -------    -------
  Total distributions ...............................      (0.22)        (0.48)      (0.49)     (0.51)     (0.45)     (0.45)
                                                         -------       -------     -------    -------    -------    -------
Net asset value, end of period ......................    $  9.73       $ 10.21     $ 10.42    $ 10.48    $ 10.95    $ 10.67
                                                         =======       =======     =======    =======    =======    =======
Total return (not reflecting sales charge) ..........      (2.55)%**      2.68%       4.16%      0.38%      6.95%      0.12%
Ratios/supplemental data
  Net assets, end of period (in thousands) ..........    $ 7,070       $ 7,406     $ 2,826    $ 2,060    $ 1,787    $ 1,640
  Ratio of expenses to average net assets ...........       0.61%***      0.60%       0.60%      0.61%      0.59%      0.56%
  Ratio of net investment income to average
    net assets ......................................       4.42%***      4.24%       4.14%      4.11%      4.10%      4.19%
  Portfolio turnover rate ...........................      11.55%**      17.72%      13.63%     19.34%     19.54%     15.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...........       0.60%***      0.59%       0.59%      0.60%      0.58%      0.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2008

                             ACTUAL
                           TOTAL RETURN    BEGINNING    ENDING        EXPENSES
                             WITHOUT        ACCOUNT     ACCOUNT     PAID DURING
                         SALES CHARGES(1)    VALUE       VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                      (2.63)%       $1,000.00    $973.70        $3.73
--------------------------------------------------------------------------------
Class C                      (3.05)%       $1,000.00    $969.50        $7.94
--------------------------------------------------------------------------------
Class Y                      (2.55)%       $1,000.00    $974.50        $2.99
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2008

                          HYPOTHETICAL
                           ANNUALIZED    BEGINNING      ENDING       EXPENSES
                             TOTAL        ACCOUNT      ACCOUNT      PAID DURING
                             RETURN        VALUE        VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                      5.00%       $1,000.00    $1,021.42       $3.82
--------------------------------------------------------------------------------
Class C                      5.00%       $1,000.00    $1,017.14       $8.13
--------------------------------------------------------------------------------
Class Y                      5.00%       $1,000.00    $1,022.18       $3.06
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 22, 2008. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------

        TRUSTEE                      FOR           WITHHELD
        -------                      ---           --------
        Ernest Calderon         $258,089,521      $1,566,241
        Thomas W. Courtney      $258,071,388      $1,584,374
        Grady Gammage, Jr.      $258,035,925      $1,619,837
        Diana P. Herrmann       $258,033,525      $1,622,237
        John C. Lucking         $258,089,521      $1,566,241
        Anne J. Mills           $257,902,657      $1,753,105

2. To act on the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                             FOR             AGAINST         ABSTAIN
                             ---             -------         -------
                             $254,166,850    $255,694        $5,233,207

      A Special Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 22, 2008. The holders of shares representing 52% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To act on an Advisory and Administration Agreement.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                             FOR             AGAINST         ABSTAIN
                             ---             -------         -------
                             $155,198,339    $2,256,834      $7,346,411

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until October 31, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager was approved by the Board of Trustees and the independent Trustees in October, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     A copy of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Trust for the year ended June 30, 2008;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust's portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust's portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Trust. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE MANAGER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Arizona funds, the Trust had investment performance that was higher than all but one of its peers for year-to-date and one-year periods while generally lower than its peers for five- and ten-year periods, with rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that the Trust's net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's similar-sized local competitors.

      The Board further concluded that profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been declining in recent years. They observed that the extraordinary recent turbulence in the financial markets might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Trust's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Anne J. Mills, Chair
  Ernest Calderon
  Thomas W. Courtney
  Grady Gammage, Jr.
  Diana P. Herrmann
  John C. Lucking

OFFICERS
  Diana P. Herrmann, President
  Todd W. Curtis, Senior Vice President and Portfolio Manager
  Alan R. Stockman, Senior Vice President
  Kimball L. Young, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

	Not applicable.


ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.


ITEM 12.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 4, 2009


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 4, 2009



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2009





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.